Income Tax	12 Months Ended
Dec. 31, 2021
Income tax [Abstract]
Income Tax

15. Income Tax
15.1. Deferred income tax assets and liabilities

Account		Changes recognized in		As of December 31, 2021
	As of December 31, 2020	Consolidated statement of profit or loss (1)	Other comprehensive income	Deferred tax asset	Deferred tax liabilities
Allowance for loan losses	6,915,790	(496,798)	—	6,418,992	—
Provisions	3,789,777	330,943	—	4,120,720	—
Loan Commissions	415,331	92,518	—	507,849	—
Expenses capitalized for tax purpose	(1,274,635)	(912,340)	—	—	(2,186,975)
Property and equipment	(10,107,925)	(3,996,067)	—	—	(14,103,992)
Investments in debt securities and equity instruments	(4,020,756)	916,070	(2,625,558)	—	(5,730,244)
Derivatives	16,907	(3,839)	—	13,068	—
Inflation adjustment (see Note 15.5)	13,140,814	(9,447,713)	—	3,693,101	—
Tax loss	—	152,534	—	152,534	—
Others	925	(112)	—	813	—

Balance	8,876,228	(13,364,804)	(2,625,558)	14,907,077	(22,021,211)

Offsetting				(13,427,744)	13,427,744

Net				1,479,333	(8,593,467)

(1)
It includes a decrease of deferred tax asset of
7,596,948
due to the tax inflation adjustment mechanism described in note 15.5 – “Income tax – inflation adjustment for fiscal year 2020” and
325,896
of over deferred tax from prior year.

Account		Changes recognized in			As of December 31, 2020
	As of December 31, 2019	Consolidated statement of profit or loss	Other comprehensive income	Consolidation with subsidiaries	Deferred tax asset	Deferred tax liabilities
Allowance for loan losses	9,173,949	(2,261,342)	—	3,183	6,915,790	—
Provisions	4,170,029	(380,252)	—	—	3,789,777	—
Loan Commissions	263,066	152,265	—	—	415,331	—
Expenses capitalized for tax purpose	(422,470)	(852,165)	—	—	—	(1,274,635)
Property and equipment	(11,813,167)	1,705,242	—	—	—	(10,107,925)
Investments in debt securities and equity instruments	(4,207,214)	3,273,154	(3,122,236)	35,540	—	(4,020,756)
Derivatives	23,017	(6,110)	—	—	16,907	—
Inflation adjustment (see Note 15.5)	9,026,924	4,113,890	—	—	13,140,814	—
Others	(738)	(2,821)	—	4,484	925	—

Balance	6,213,396	5,741,861	(3,122,236)	43,207	24,279,544	(15,403,316)

Offsetting					(15,343,937)	15,343,937

Net					8,935,607	(59,379)

In order to fully realize the deferred income tax asset, the Bank will need to generate taxable income. Based upon the level of historical taxable income and projections over the years in which the deferred income tax is deductible, the management of the Bank believes that as of December 31, 2021 it is probable that the Bank will realize all of the deferred income tax assets. Taxable profit projections for 2022 take into account that the methodology of the tax inflation adjustment differs significantly from the accounting for hyperinflation under IAS 29.
15.2. Unrecognised deferred tax liabilities
At December 31, 2021 and 2020 there were deferred tax liabilities of 599,445 and 499,363, respectively, related to investments in subsidiaries and in joint ventures. However this liability was not recognized because the Group controls the dividend policy of its subsidiaries and is able to veto the payment of dividends of its joint ventures. No dividend distribution from subsidiaries and joint ventures is expected in the foreseeable future.
15.3. Income tax expense

	December 31, 2021	December 31, 2020	December 31, 2019
Current Tax	181,238	18,363,448	22,161,119
Deferred Tax	5,441,960	(5,741,861)	(9,308,766)
Inflation adjustment for prior period (see Note 15.5)	—	—	(8,594,199)
Over/under income tax from prior year (see Note 15.5) (1)	(1,001,615)	(494,797)	—

Income tax expense	4,621,583	12,126,790	4,258,154

The reconciliation of the effective tax rate is set forth below:

	December 31, 2021	December 31, 2020	December 31, 2019
Profit before income tax	13,977,273	27,324,790	37,186,765
Income tax rate	35%	30%	30%

Income tax using the Bank’s income tax rate	4,892,046	8,197,437	11,156,030
Tax -exempt income	(284,301)	(495,677)	(989,166)
Non-deductible expenses	145,946	182,111	131,823
Change in tax rate (see Note 15.4)	1,476,570	(671,278)	(1,934,389)
Other	64,298	294,314	(32,143)
Net monetary inflation adjustment	19,796,244	12,691,263	15,834,002

Subtotal	26,090,803	20,198,170	24,166,157
Inflation adjustment for tax purposes (see Note 15.5)	(20,467,605)	(7,576,583)	(19,908,003)
Over/under income tax from prior year (see Note 15.5) (1)	(1,001,615)	(494,797)	—

Income tax expense	4,621,583	12,126,790	4,258,154
Effective tax rate	33%	44%	11%

(1)	It includes an income tax charge of 974,000 corresponding to the tax inflation mechanism applied for fiscal year 2020 – see note 15.5 “Income tax – inflation adjustment for fiscal year 2020”.

15.4. Change in tax rate
The tax reform implemented by Law 27,430 established a gradual decrease in the income tax rate from 35% to 30% for fiscal years beginning January 1, 2018, while for fiscal years beginning January 1, 2020, the rate was reduced to 25%.
In December 2019, the Social Solidarity Law 27,541 suspended the decrease of income tax rate to 25% until the fiscal years beginning on January 1, 2022, consequently the income tax rate remained 30%.
In June, 2021 Law No. 27,630 increased the corporate income tax rates for tax years beginning January 1, 2021 and onwards, according to the following scale:

Annual taxable income	Tax due on lower limit	Marginal rate on the excess of the lower limit
0 to 5,000	0	25%
Over 5,000 to 59,000	1,250	30%
Over 50,000	14,750	35%
The amounts provided in the above chart will be adjusted annually from January 1, 2022 onwards, considering the annual variation of the Consumer Price Index (CPI) measured every year in October.
15.5. Tax inflation adjustment
Law No. 27,430, modified by the Public Emergency Law, established the obligation to apply the adjustment for inflation following the procedure of the Income Tax Law, starting from the fiscal year in which the criteria of the law are met, which was verified in the year ended December 31, 2019.
On December 23, 2019, the Congress passed the Law 27,541 “Solidarity and Productive Reactivation Law as a part of Public Emergency” by which, the benefit (or charge) of the tax inflation adjustment for 2019 and 2020 is deductible in 1/6 in that fiscal period and the remaining 5/6, in equal parts in the 5 following immediate fiscal periods. Since the fiscal year beginning on January 1, 2021, the effect of the tax inflation adjustment is deducted from the taxable income for the same fiscal year.
Income Tax – inflation adjustment for fiscal years 2016, 2017 and 2018
At December 31, 2016 the Bank recognized and measured its income tax provision without applying a tax inflation adjustment in the calculation of its taxable income in 2017, since it was suspended by Law 24,073.
On May 10, 2018, after analyzing the effect of the
non-application
of the tax inflation adjustment and on the basis of related legal precedents, the Bank approved the filing of a petition for the courts to declare such suspension to be unconstitutional based on the non-confiscatory
principle set in article 17 of the Argentina National Constitution, in the light of the confiscatory effect that these provisions entail in this specific case. The Bank therefore filed its Income tax return for the year ended December 31, 2017 having applied the tax inflation adjustment in its preparation.
The Bank, based on the result of the evaluation carried out, and taking into account the opinion issued by its legal and fiscal advisors, concluded that it is probable that it will be able to obtain a favorable result in the final judicial instance, in case this treatment be challenged by the tax authorities.
Law 27,430 (amended by Law 27,468) was published in December 29, 2017 and reintroduced the tax inflation adjustment, when certain criteria are met.
As of December 31, 2018, considering that the criteria to apply the tax inflation adjustment had not been met, the Bank recorded an income tax provision without applying the tax inflation adjustment.
Despite this, on May 13, 2019, the Bank’s Board of Directors resolved to file a declaratory action in court requesting the unconstitutionality of the rules that restricted the full application of the tax inflation adjustment in 2018, given the confiscatory effect that this entails in the specific case. As a consequence, the Bank filed its Income tax return for the year ended December 31, 2018 applying the tax inflation adjustment, although it was not considered probable that this position would be accepted by the tax authorities.
Subsequently, during 2019 the Bank and its legal counsel became aware of jurisprudence which led them to reassess the likelihood of the benefit of the tax inflation adjustment being accepted for 2018 to being probable. As a result, the Bank recognized a reduction of
3,239,760
in nominal values (corresponding to
8,594,199
in terms of currency as of December 31, 2021) in its “Income tax expense” for the year ended December 31, 2019.
On June 8, 2020, the Bank obtained a favorable Court result in relation to the declaratory action filed on May 12, 2017. The Court concluded that the prohibition on applying the inflation adjustment mechanism for the income tax return in fiscal year 2016 was inapplicable.
On December 9, 2020 the Appeal Court dismissed the appeals filed by the tax authorities against the Court judgement, thereby confirming the decision taken by the Court. Although the tax authorities filed an extraordinary appeal, it was withdrawn on February 1, 2021, being the Court judgement the final decision.
On June 14, 2021, the Bank obtained a new favorable judgement from the Contentious Administrative Court No. 12 with regards to the request for declaratory judgment filed on May 11, 2018 for the 2017 tax return, declaring that the prohibition to apply the inflation adjustment mechanism in the income tax return for the fiscal year 2017 was not applicable. On June 18, 2021 the tax authorities appealed the judgement, but on September 3, 2021 such appeal was also withdrawn. On September 30, 2021, the Appeal Court ordered that the file passed to the agreement.
As a consequence, this judgements have no impact on these financial statements since the Bank had not established any provision as it was considered probable that it would be able to obtain a favorable result in the final judicial instance.
Income tax – inflation adjustment for fiscal year 2020
In 2020 the Bank recorded the income tax provision considering tax inflation adjustment in accordance to the Law
 27,541
. Therefore, the tax inflation adjustment for
2020

considered one sixth of the adjustment as a deduction in the provision for income tax
2020
and five-sixths as a deferred tax asset, amounting to

13,140,814

as of December 31, 2020.
On May 26, 2021, the Bank’s Board of Directors decided to file a declaratory action in court requesting the unconstitutionality of the regulations that restricted the full application of the tax adjustment for inflation in 2020, given the confiscatory effect that this entailed in the specific case. The Bank, based on the opinion issued by its legal and fiscal advisors, and taking into account the new judgments obtained, and other new jurisprudence related to Law 27,541 “Solidarity and Productive Reactivation Law as a part of Public Emergency”, filed its income tax return for the year ended December 31, 2020 applying the comprehensive tax inflation adjustment, considering the likelihood of the benefit of this position being accepted for 2020 to be probable.
Subsequently, on May, 2021, the Bank filed a new request for declaratory judgment with the Contentious Administrative Federal Court No. 5, Secretariat No. 9, seeking that such court declare unconstitutional certain provisions of Argentine law that prevented the Bank from a comprehensive application of an inflation adjustment mechanism.
Therefore, as of December 31, 2021, the Entity has recorded an adjustment in nominal values in its income tax determined in relation to the year ended December 31, 2020 of
5,817,000
with an effect on deferred tax assets of
5,033,000
decrease and an income tax charge of
784,000
(corresponding to
8,570,948
with an effect on deferred tax asset of
7,596,948
decrease and an income tax charge of
974,000
in values restated as of December 31, 2021)
.

Income tax – motions for refund of amounts paid for fiscal years 2013, 2014 and 2015
In connection with the years 2013, 2014 and 2015, the Bank determined its taxable income without applying the tax inflation adjustment. If it had been applied, the Bank would have paid
264,257
,
647,945
and
555,002
less, in nominal values in those periods, respectively.
On the basis of the Bank’s position presented in the preceding paragraphs, on November 19, 2015, an administrative claim for the recovery of these amounts was filed with the administrative authorities in connection with the 2013 and 2014 fiscal years. On September 23, 2016 a complaint was filed with the courts for both periods in view of the administrative authorities’ failure to answer.
In addition, on April 4, 2017, a petition was filed for the recovery of the tax paid in excess for year 2015. Likewise, on December 29, 2017, the related complaint was filed with the court for that year.
On October 21, 2020, the Bank was informed that the Court rendered a judgment confirming the Bank’s request for fiscal year 2014. The tax authorities appealed that judgment to the Appeal Court.
On November 10, 2020, the Court also confirmed the Bank’s request for fiscal year 2013. The Tax authorities appealed that judgment to the Appeal Court.
As of the date of these financial statements, the Court has not yet released a judgement in relation to the fiscal year 2015.
The Bank has not recognized any asset in relation to these claims.
Income tax – motion for refund of amounts paid for fiscal year 2019
As mentioned in the previous paragraphs, in relation to the fiscal year 2019, the Bank determined its income tax return by applying the tax inflation adjustment in accordance with the law which maintained the application of the inflation adjustment mechanism but considered a sixth in that fiscal period and the remaining five sixths in equal parts in the subsequent 5 fiscal periods. Such deferral has been recognized as a deferred tax asset. Therefore, for the total tax inflation adjustment for 2019 fiscal year, amounting to
19,908,003
,
10,981,079
was considered as a deduction in 2019 income tax provision and
9,026,924
has been recognized as a deferred tax asset.
Considering that there are reasonable grounds to sustain the unconstitutionality and / or inapplicability to the specific case of the reform introduced by Law 27,541, on August 21, 2020, an administrative claim was filed in order to obtain the refund of the sum of
4,528,453
, in nominal value for that period. The effect of
non-inclusion
in full of the tax inflation adjustment shows a confiscatory taxation and such confiscation is not reversed by the right to deduct on future tax years the deferred tax asset.
On June 17, 2021 a complaint was filed with the National Federal Administrative Court Nro. 10, Secretary Nro. 24 as a result of the administrative authorities’ failure to answer
However, over time the Bank will deduct 1/6 in the following periods until it is consumed, although the claim for interest will continue.
As of the date of these financial statements the tax authorities have not yet released a response to the motion filed.